COMMITMENTS (Details)	Jun. 30, 2018 USD ($)
Commitments [Abstract]
Operating lease commitments	$ 25,627	[1]
Land option payments	222,607	[2]
Lease commitments	248,234
Payable Within 1 Year [Member]
Commitments [Abstract]
Operating lease commitments	25,627	[1]
Land option payments	222,607	[2]
Lease commitments	248,234
Payable Later than 1 Year Within 5 Years [Member]
Commitments [Abstract]
Operating lease commitments	0	[1]
Land option payments	0	[2]
Lease commitments	$ 0

[1]	Operating lease commitments include contracts for leased premises in the United States.
[2]	Land option payments include payments under the Group's land option agreements with local landowners in the United States, in relation to its Piedmont Lithium Project.